Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Current year	$ (2,828)	$ (2,785)		$ (2,857)
(Underprovided)/overprovided in prior years	(95)	157		159
Current tax expense	(2,923)	(2,628)		(2,698)
Origination and reversal of temporary differences	855	829		632
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)		(284)
Deferred tax (expense)/income	689	701		348
Total tax expense	$ (2,234)	$ (1,928)	[1]	$ (2,350)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.